[USAA EAGLE LOGO]            USAA INVESTMENT TRUST
                             BALANCED STRATEGY FUND

                         SUPPLEMENT DATED MAY 20, 2002
                               TO THE PROSPECTUS
                             DATED OCTOBER 1, 2001


MARGARET WEINBLATT, PH.D., CFA, VICE PRESIDENT OF FIXED INCOME MUTUAL FUND PORTFOLIOS, HAS ASSUMED PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE BONDS CATEGORY OF THE BALANCED STRATEGY FUND REPLACING PAUL H. LUNDMARK. MS. WEINBLATT IS BACKED UP BY A TEAM OF FIXED-INCOME RESEARCH ANALYSTS WHO SUPPLY FUNDAMENTAL RESEARCH. PAGE 14 OF THE FUND'S PROSPECTUS UNDER THE HEADING PORTFOLIO MANAGERS IS AMENDED AS FOLLOWS TO REFLECT THIS CHANGE:

Portfolio Managers

Margaret Weinblatt, Ph.D., CFA, vice president of Fixed Income Mutual Fund Portfolios, has managed the Bonds category since May 2002. She has 22 years' investment management experience and has worked for us for two years. Prior to joining us, she worked for Countrywide Investments from June 1998 to November 1999; Copernicus Asset Management, Ltd. from January 1996 to 1998; and
Neuberger & Berman from 1986 to October 1995. Ms. Weinblatt earned the Chartered Financial Analyst designation in 1985 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the New York Society of Securities Analysts. She holds a Ph.D. and MA from the University of Pennsylvania and BA from Radcliffe College.

                                                                     41633-0502


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[USAA EAGLE LOGO]             USAA INVESTMENT TRUST
                                   GNMA TRUST

                         SUPPLEMENT DATED MAY 20, 2002
                               TO THE PROSPECTUS
                             DATED OCTOBER 1, 2001

EFFECTIVE MAY 31, 2002, MARGARET WEINBLATT, PH.D., CFA, VICE PRESIDENT OF FIXED INCOME MUTUAL FUND PORTFOLIOS, ASSUMES PORTFOLIO MANAGEMENT RESPONSIBILITIES OF THE GNMA TRUST REPLACING DONNA BAGGERLY. MS. WEINBLATT IS BACKED UP BY A TEAM OF FIXED-INCOME RESEARCH ANALYSTS WHO SUPPLY FUNDAMENTAL RESEARCH. PAGE 11 OF THE FUND'S PROSPECTUS UNDER THE HEADING PORTFOLIO MANAGER IS AMENDED AS FOLLOWS TO REFLECT THIS CHANGE:

Portfolio Manager

Margaret Weinblatt, Ph.D., CFA, vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since May 31, 2002. She has 22 years' investment management experience and has worked for us for two years. Prior to joining us, she worked for Countrywide Investments from June 1998 to November 1999; Copernicus Asset Management, Ltd. from January 1996 to 1998; and
Neuberger & Berman from 1986 to October 1995. Ms. Weinblatt earned the Chartered Financial Analyst designation in 1985 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the New York Society of Securities Analysts. She holds a Ph.D. and MA from the University of Pennsylvania and BA from Radcliffe College.

                                                                     41634-0502